PRINCIPAL ACCOUNTING POLICIES - Taxation, Statutory Reserves, Dividend and Restricted Net Assets, Segment Reporting, Government Subsidies and Reclassifications (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Principal accounting policies
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%	50.00%	50.00%
Appropriations to the statutory reserve fund by subsidiaries and VIEs	¥ 0	¥ 0	¥ 0
Total appropriations to the statutory common reserve fund	651	3,405	514
Appropriations to the statutory common welfare fund	0	0	0
Net assets not distributable	¥ 493,962	¥ 525,997
Aggregate net assets not distributable as percentage of total consolidated net assets	4.40%	6.70%
Number of operating segments | segment	1
Number of reportable segments | segment	1
Government subsidies recognized	¥ 202,354	¥ 173,760	86,287
Government surcharges included in cost of services	¥ 49,966	¥ 42,245	¥ 32,623
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%